Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	Sabra Health Care REIT, Inc.
Entity Central Index Key	0001492298
Entity Filer Category	Accelerated Filer
Document Type	S-4
Document Period End Date	Jun. 30, 2012
Amendment Flag	false